Commitments and Contingencies	6 Months Ended
Jun. 30, 2012
Commitments and Contingencies
(8)	Commitments and Contingencies

(a)	Restricted Cash

Restricted interest-bearing cash accounts were established by the Company as additional collateral for outstanding borrowings under the Company’s TW Revolving Credit Facility, 2005-1 Bonds, 2011-1 Bonds, 2012-1 Bonds, TMCL Secured Debt Facility and TMCL II Secured Debt Facility. The total balance of these restricted cash accounts was $46,628 and $45,858 as of June 30, 2012 and December 31, 2011, respectively.

(b)	Container Commitments

At June 30, 2012, the Company had placed orders with manufacturers for containers to be delivered subsequent to June 30, 2012 in the total amount of $182,460.

(c)	Trading Container Purchase Commitments

The Company entered into an agreement in November 2011 with a shipping line to purchase up to $18,730 of containers to be resold. The agreement expires at the earlier of November 2012 or when all of the equipment has been delivered and at June 30, 2012 $2,414 of containers remain to be delivered.

The Company entered into an agreement in May 2012 with a shipping line to purchase up to $18,126 of containers to be resold. The agreement expires at the earlier of May 2013 or when all of the equipment has been delivered and at June 30, 2012 $2,899 of containers remain to be delivered.